Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of parent entity information [line items]
Loss after income tax	$ (24,647,815)	$ (8,421,960)	$ (12,467,000)
Total comprehensive income	(24,613,000)	(8,420,000)	$ (12,471,000)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(23,875,000)	(16,854,000)
Total comprehensive income	$ (23,875,000)	$ (16,854,000)